Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 101,839,000,000	$ 108,495,000,000
Trading assets:
Total derivatives fair value	9,793,000,000	12,191,000,000
Effect of master netting agreements	(6,973,000,000)	(8,346,000,000)
Total derivative assets	2,820,000,000	3,845,000,000
Trading assets	16,577,000,000	15,272,000,000
Other assets	1,187,000,000	1,009,000,000
Trading liabilities:
Total derivatives fair value	9,759,000,000	12,650,000,000
Effect of master netting agreements	(6,335,000,000)	(7,845,000,000)
Derivative liabilities	3,424,000,000	4,805,000,000
Long-term debt	0	400,000,000
Other liabilities	496,000,000	1,110,000,000
Investment management funds
Trading assets:
Trading assets	443,000,000	482,000,000
Other assets	19,000,000	5,000,000
Total assets	462,000,000	487,000,000
Trading liabilities:
Other liabilities	3,000,000	3,000,000
Total liabilities	3,000,000	3,000,000
Interest rate contracts
Trading assets:
Effect of master netting agreements	(1,424,000,000)	(1,952,000,000)
Trading liabilities:
Effect of master netting agreements	(2,028,000,000)	(2,348,000,000)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(5,501,000,000)	(6,392,000,000)
Trading liabilities:
Effect of master netting agreements	(4,111,000,000)	(5,484,000,000)
Equity contracts
Trading assets:
Effect of master netting agreements	(48,000,000)	(2,000,000)
Trading liabilities:
Effect of master netting agreements	(196,000,000)	(13,000,000)
Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		22,347,000,000
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	29,409,000,000	24,894,000,000
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	13,379,000,000	12,391,000,000
Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,405,000,000	9,228,000,000
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,573,000,000	7,160,000,000
Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,439,000,000	4,703,000,000
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,238,000,000	6,725,000,000
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,536,000,000	3,853,000,000
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,190,000,000	3,164,000,000
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,748,000,000	2,326,000,000
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,514,000,000	2,308,000,000
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,066,000,000	1,994,000,000
Commercial paper/ certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		249,000,000
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	1,000,000
Not designated as hedging
Trading assets:
Total derivatives fair value	9,587,000,000	12,172,000,000
Trading liabilities:
Total derivatives fair value	9,266,000,000	11,543,000,000
Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	3,259,000,000	4,482,000,000
Trading liabilities:
Total derivatives fair value	2,835,000,000	3,880,000,000
Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	6,279,000,000	7,688,000,000
Trading liabilities:
Total derivatives fair value	6,215,000,000	7,622,000,000
Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	49,000,000	2,000,000
Trading liabilities:
Total derivatives fair value	211,000,000	37,000,000
Designated as hedging
Trading assets:
Total derivatives fair value	206,000,000	19,000,000
Trading liabilities:
Total derivatives fair value	493,000,000	1,107,000,000
Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	453,000,000	666,000,000
Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	206,000,000	19,000,000
Trading liabilities:
Total derivatives fair value	40,000,000	441,000,000
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements	(6,973,000,000)
Total assets	119,603,000,000
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets	$ 47,083,000,000
Percentage of total assets prior to netting	37.00%
Trading liabilities:
Percentage of total liabilities prior to netting	20.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets	$ 79,275,000,000
Percentage of total assets prior to netting	63.00%
Trading liabilities:
Percentage of total liabilities prior to netting	80.00%
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets	$ 0
Percentage of total assets prior to netting	0.00%
Trading liabilities:
Percentage of total liabilities prior to netting	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 101,839,000,000	108,495,000,000
Trading assets:
Debt instruments	4,197,000,000	5,671,000,000
Equity instruments	9,766,000,000	5,775,000,000
Effect of master netting agreements	(6,973,000,000)	(8,346,000,000)
Trading assets	16,577,000,000	15,272,000,000
Other assets	763,000,000	789,000,000
Total other assets	969,000,000	808,000,000
Total assets		124,776,000,000
Trading liabilities:
Total trading liabilities	5,469,000,000	6,031,000,000
Effect of master netting agreements	(6,335,000,000)	(7,845,000,000)
Long-term debt		400,000,000
Other liabilities	3,000,000	3,000,000
Total derivative liabilities designated as hedging	496,000,000
Total liabilities	5,965,000,000	7,541,000,000
Assets measured at fair value on a recurring basis | Operating segments | Interest rate contracts
Trading assets:
Effect of master netting agreements	(1,424,000,000)	(1,952,000,000)
Trading liabilities:
Effect of master netting agreements	(2,028,000,000)	(2,348,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(5,501,000,000)	(6,392,000,000)
Trading liabilities:
Effect of master netting agreements	(4,111,000,000)	(5,484,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Equity contracts
Trading assets:
Effect of master netting agreements	(48,000,000)	(2,000,000)
Trading liabilities:
Effect of master netting agreements	(196,000,000)	(13,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	14,530,000,000	22,347,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	29,409,000,000	24,894,000,000
Assets measured at fair value on a recurring basis | Operating segments | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	13,379,000,000	12,391,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,405,000,000	9,228,000,000
Assets measured at fair value on a recurring basis | Operating segments | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,573,000,000	7,160,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,686,000,000	4,135,000,000
Assets measured at fair value on a recurring basis | Operating segments | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,439,000,000	4,703,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,238,000,000	6,725,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,536,000,000	3,853,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,190,000,000	3,164,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,125,000,000	3,017,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,748,000,000	2,326,000,000
Assets measured at fair value on a recurring basis | Operating segments | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,514,000,000	2,308,000,000
Assets measured at fair value on a recurring basis | Operating segments | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,066,000,000	1,994,000,000
Assets measured at fair value on a recurring basis | Operating segments | Commercial paper/ certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		249,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Total derivative assets	2,614,000,000	3,826,000,000
Trading liabilities:
Effect of master netting agreements	(6,335,000,000)
Derivative liabilities	2,931,000,000	3,698,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	1,835,000,000	2,530,000,000
Trading liabilities:
Derivative liabilities	807,000,000	1,532,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	778,000,000	1,296,000,000
Trading liabilities:
Derivative liabilities	2,104,000,000	2,138,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	1,000,000	0
Trading liabilities:
Derivative liabilities	20,000,000	28,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets	206,000,000	19,000,000
Trading liabilities:
Derivative liabilities	493,000,000	1,107,000,000
Total derivative liabilities designated as hedging		1,110,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading liabilities:
Derivative liabilities	453,000,000	666,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	206,000,000	19,000,000
Trading liabilities:
Derivative liabilities	40,000,000	441,000,000
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities	2,498,000,000	2,322,000,000
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities	40,000,000	11,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	35,426,000,000	30,803,000,000
Trading assets:
Debt instruments	1,447,000,000	1,803,000,000
Equity instruments	9,766,000,000	5,775,000,000
Trading assets	11,219,000,000	7,583,000,000
Other assets	438,000,000	504,000,000
Total other assets	438,000,000	504,000,000
Total assets		$ 38,890,000,000
Percentage of total assets prior to netting		29.00%
Trading liabilities:
Total trading liabilities	2,498,000,000	$ 2,307,000,000
Long-term debt		0
Other liabilities	1,000,000	1,000,000
Total derivative liabilities designated as hedging	1,000,000
Total liabilities	2,499,000,000	$ 2,308,000,000
Percentage of total liabilities prior to netting		15.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	29,409,000,000	24,894,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,017,000,000	5,909,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Commercial paper/ certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivatives fair value	6,000,000	5,000,000
Trading liabilities:
Total derivatives fair value	6,000,000	9,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	6,000,000	5,000,000
Trading liabilities:
Total derivatives fair value	1,000,000	2,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	5,000,000	7,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities	2,452,000,000	2,287,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities	40,000,000	11,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	66,413,000,000	77,692,000,000
Trading assets:
Debt instruments	2,750,000,000	3,868,000,000
Equity instruments	0	0
Trading assets	12,331,000,000	16,035,000,000
Other assets	325,000,000	285,000,000
Total other assets	531,000,000	304,000,000
Total assets		$ 94,031,000,000
Percentage of total assets prior to netting		71.00%
Trading liabilities:
Total trading liabilities	9,306,000,000	$ 11,569,000,000
Long-term debt		400,000,000
Other liabilities	2,000,000	2,000,000
Total derivative liabilities designated as hedging	495,000,000
Total liabilities	9,801,000,000	$ 13,078,000,000
Percentage of total liabilities prior to netting		85.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	14,530,000,000	$ 22,347,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,362,000,000	6,482,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,405,000,000	9,228,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,573,000,000	7,160,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,686,000,000	4,135,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,439,000,000	4,703,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,238,000,000	6,725,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,536,000,000	3,853,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,190,000,000	3,164,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,125,000,000	3,017,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,748,000,000	2,326,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,514,000,000	2,308,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,066,000,000	1,994,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Commercial paper/ certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		249,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivatives fair value	9,581,000,000	12,167,000,000
Trading liabilities:
Total derivatives fair value	9,260,000,000	11,534,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	3,253,000,000	4,477,000,000
Trading liabilities:
Total derivatives fair value	2,834,000,000	3,878,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	6,279,000,000	7,688,000,000
Trading liabilities:
Total derivatives fair value	6,215,000,000	7,622,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	49,000,000	2,000,000
Trading liabilities:
Total derivatives fair value	211,000,000	34,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivatives fair value	206,000,000	19,000,000
Trading liabilities:
Total derivatives fair value	493,000,000	1,107,000,000
Total derivative liabilities designated as hedging		1,109,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading liabilities:
Total derivatives fair value	453,000,000	666,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	206,000,000	19,000,000
Trading liabilities:
Total derivatives fair value	40,000,000	441,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities	46,000,000	35,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Trading assets:
Debt instruments	0	0
Equity instruments	0	0
Total derivative assets	0
Trading assets	0	0
Other assets	0	0
Total other assets	0	0
Total assets		$ 0
Percentage of total assets prior to netting		0.00%
Trading liabilities:
Total trading liabilities	0	$ 0
Long-term debt		0
Other liabilities	0	0
Total derivative liabilities designated as hedging	0
Total liabilities	0	$ 0
Percentage of total liabilities prior to netting		0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Commercial paper/ certificates of deposit (“CDs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Assets measured at NAV	$ 218,000,000	$ 201,000,000